Summary of Significant Accounting Policies and Organization (Details Narrative) - USD ($)					1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 26, 2020	Oct. 23, 2020	May 02, 2020	Nov. 22, 2019	Oct. 31, 2020	Nov. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Nov. 12, 2020
Reverse stock split, description		On October 23, 2020, the Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares; this reverse stock split has not yet been made effective.		The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 9-for-10 shares. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly will not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 254 shares of common stock have been issued due to rounding up of fractional shares.		The Company effected a 9-for-10 reverse split of our authorized and outstanding shares of common stock. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share			9-for-10 reverse stock split.
Common stock, shares authorized							225,000,000		225,000,000	225,000,000
Cash							$ 165,743		$ 10,582
Cash equivalents
Restricted cash									$ 10,582
Debt instrument maturity date			May 01, 2022				Apr. 30, 2020		Apr. 30, 2020
Conversion of debt into common stock amount									$ 4,692
Assets and liabilities measured at fair value
Income tax likelihood percentage							Greater than 50 percent		Greater than 50 percent
Inventory terms							3 years		3 years
Convertible Notes [Member]
Convertible notes outstanding							$ 280,000		$ 280,000
Convertible notes interest outstanding							$ 0
Debt instrument maturity date							Jun. 30, 2021		Jun. 30, 2021
Conversion of debt into common stock amount							$ 280,000		$ 286,981
Conversion of debt into common stock shares							388,889		397,359
Conversion price per share							$ .72		$ 0.72
Accrued interest									$ 6,981
OID Convertible Notes [Member]
Convertible notes outstanding							$ 352,941	$ 0
Conversion of debt into common stock amount							$ 365,809
Conversion of debt into common stock shares							1,306,461
Conversion price per share							$ .28
Accrued interest							$ 12,868	$ 0
Warrant [Member]
Warrants outstanding							5,727,610	3,764,912	4,901,119	3,818,919
Weighted average, exercise price							$ .50	$ .55
Conversion of debt into common stock shares										30,016
Warrant [Member] | Minimum [Member]
Warrant exercise price							.30	0.33	$ 0.30	$ 0.33
Warrant [Member] | Maximum [Member]
Warrant exercise price							$ 2.22	$ 3.89	$ 3.89	$ 3.89
Patents and Trademarks [Member]
Estimated useful life of intangible asset							60 months		60 months
Equipment [Member]
Estimated useful life of assets							3 years		3 years
Automobile [Member]
Estimated useful life of assets							5 years		5 years
Furniture and Fixtures [Member]
Estimated useful life of assets							7 years		7 years
Subsequent Event [Member]
Reverse stock split, description					The Company approved a 1-for-4 reverse split of our outstanding shares of common stock that was effected on November 12, 2020; concurrently, the Company increased its authorized shares of common stock from 225,000,000 to 250,000,000. Pursuant to this reverse stock split, each four (4) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into one (1) post-split outstanding shares of common stock, $.001 par value per share
Common stock, shares authorized											250,000,000
Weighted average, exercise price					$ 5.04
Subsequent Event [Member] | OID Convertible Notes [Member]
Conversion of debt into common stock amount	$ 368,995
Accrued interest	$ 16,054